[EATON VANCE LOGO]


[PHOTO OF STATUE OF LIBERTY]




SEMIANNUAL REPORT JUNE 30, 2002


EATON VANCE TAX-MANAGED GROWTH FUND 1.0




[PHOTO OF WALL STREET]


[PHOTO OF CALCULATOR/TAX FORM]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

INVESTMENT UPDATE


INVESTMENT ENVIRONMENT

   The Economy

- The first half of 2002 saw a disconnect between improving U.S. economic conditions and a sinking domestic stock market. In the first quarter, real Gross Domestic Product in the U.S. grew at an annualized rate of 5.0%, as the economy snapped back from the weak conditions of late 2001. Second quarter growth, while slower, gave evidence that an economic recovery may be underway.

- In contrast, U.S. equity markets were very weak during the first half of 2002, with no major indexes ending the period with positive returns. High stock valuations, geopolitical uncertainties, the collapse of the tech/telecom investment bubble, and a crisis of confidence in American business and financial institutions all contributed to the decline during the first half of 2002, especially in the second quarter. In general, growth stocks underperformed value stocks during the period and large-cap stocks underperformed small-cap stocks.


THE FUND

   The Past Six Months

-  During the six months ended June 30, 2002, shares of Tax-Managed Growth Fund
   1.0 had a total return of -10.93%. This return was the result of a decrease in net asset value to $456.37 on June 30, 2002 from $514.03 on December 31, 2001.(1)

- For comparison, during the six months ended June 30, 2002, the S&P 500, an unmanaged index commonly used to measure the performance of U.S. stocks, had a total return of -13.15%.(2) Over this period, the average return of the funds in the Lipper Large Cap Core Classification was -13.68%.(2)

   Management Discussion

- Tax-Managed Growth Portfolio (the "Portfolio") outperformed both the S&P 500 and its Lipper peer group for the difficult six months ended June 30, 2002.(2) The Portfolio maintained an overweighted stance in the consumer discretionary and consumer staples sectors, both of which fared better than the broader market during the period. Management gradually reduced weightings in health care, especially in biotechnology and pharmaceutical stocks, in the first half of 2002.

- The Portfolio's emphasis on industrial company investments, especially in the air freight and aerospace defense areas, helped relative performance. Lack of earnings visibility reinforced our cautious stance on telecommunications and information technology. Our belief that valuations were excessive in these sectors of the market was proven correct, as demonstrated by the sharp decline of the tech and telecom-laden Nasdaq Composite Index.(2)

- We continue to view some sectors as overvalued and have emphasized stocks we believe are of good quality and reasonably valued. We remain positive on the long-term outlook for a broad range of stocks that are held by the Portfolio, as we expect earnings visibility to improve with economic recovery.

- In these conditions, our risk-management strategy and disciplined investment processes provide an attractive way to maintain exposure to U.S. equities. Our rigorous fundamental research will help us to identify investments that we believe will serve investors well over the longer term.



FUND INFORMATION
AS OF JUNE 30, 2002

PERFORMANCE(1)

AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
--------------------------------------------------------------
One Year                                               -14.09%
Five Years                                               6.21%
Ten Years                                               12.86%
Life of Fund+                                           10.45%

+  Inception Date - 3/29/66


TEN LARGEST HOLDINGS(3)

American International Group, Inc.           2.3%
PepsiCo., Inc.                               1.7
Johnson & Johnson Co.                        1.6
Lowe's Companies                             1.6
General Dynamics Corp.                       1.5
Home Depot, Inc. (The)                       1.3
United Parcel Service, Inc. Class B          1.2
Pfizer, Inc.                                 1.2
Coca-Cola Company (The)                      1.2
Abbott Laboratories                          1.2

1 Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

2  It is not possible to invest directly in an Index or a Lipper Classification.

3 Ten largest holdings accounted for 14.8% of Tax-Managed Growth Portfolio's net assets. Holdings are subject to change.


   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.



MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

PERFORMANCE


AFTER-TAX PERFORMANCE
AS OF JUNE 30, 2002


   The table below sets forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's returns.



      AVERAGE ANNUAL TOTAL RETURNS
      (FOR THE PERIOD ENDED JUNE 30, 2002)

      RETURNS AT NET ASSET VALUE (NAV)
      ----------------------------------------------------------------------------------------
                                                 ONE YEAR        FIVE YEARS       TEN YEARS
      Return Before Taxes                         -14.09%           6.21%           12.86%
      Return After Taxes on Distributions         -14.29%           5.99%           12.51%
      Return After Taxes on Distributions          -8.56%           5.10%           11.03%
      and Sale of Fund Shares

         The Fund commenced operations on 3/29/66.

         After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns reflect tax credits passed by the Fund to shareholders. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than Return After Taxes on Distributions for that period because of realized losses on the sale of Fund shares.

         Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $48,516,254)         $983,123,239
------------------------------------------------------
TOTAL ASSETS                              $983,123,239
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $     61,454
Payable to affiliate for Trustees' fees            843
Accrued expenses                                39,714
------------------------------------------------------
TOTAL LIABILITIES                         $    102,011
------------------------------------------------------
NET ASSETS FOR 2,154,015 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $983,021,228
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Accumulated undistributed net realized
   gain from Portfolio (computed on the
   basis of identified cost) less the
   excess of cost of Fund shares
   redeemed over proceeds from sales of
   Fund shares (including shares issued
   to shareholders electing to receive
   payment of distribution of Fund
   shares)                                $ 67,104,037
Accumulated undistributed net investment
   income                                      819,378
Accumulated federal tax on undistributed
   net realized long-term capital gain,
   paid on behalf of the shareholders      (19,509,172)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                        934,606,985
------------------------------------------------------
TOTAL                                     $983,021,228
------------------------------------------------------

Net Asset Value and Redemption
Price Per Share
------------------------------------------------------
($983,021,228  DIVIDED BY 2,154,015
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $     456.37
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2002
Investment Income
--------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $73,974)             $    6,161,674
Interest allocated from Portfolio                171,239
Expenses allocated from Portfolio             (2,433,617)
--------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    3,899,296
--------------------------------------------------------

Expenses
--------------------------------------------------------
Trustees' fees and expenses               $        1,660
Transfer and dividend disbursing agent
   fees                                           28,807
Custodian fee                                     18,124
Legal and accounting services                      9,531
Printing and postage                               8,235
Miscellaneous                                     10,371
--------------------------------------------------------
TOTAL EXPENSES                            $       76,728
--------------------------------------------------------

NET INVESTMENT INCOME                     $    3,822,568
--------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   41,494,752
   Foreign currency transactions                    (279)
--------------------------------------------------------
NET REALIZED GAIN                         $   41,494,473
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ (167,820,533)
   Securities sold short                         745,365
   Foreign currency                                6,359
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ (167,068,809)
--------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (125,574,336)
--------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (121,751,768)
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2001
-----------------------------------------------------------------------------
From operations --
   Net investment income                  $      3,822,568  $       7,406,850
   Net realized gain                            41,494,473          4,378,193
   Net change in unrealized
      appreciation (depreciation)             (167,068,809)      (139,852,259)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (121,751,768) $    (128,067,216)
-----------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $     (3,475,719) $      (7,329,082)
-----------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (3,475,719) $      (7,329,082)
-----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared              $        813,913  $       1,758,146
   Cost of shares redeemed                     (31,356,217)       (50,390,863)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                $    (30,542,304) $     (48,632,717)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (155,769,791) $    (184,029,015)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $  1,138,791,019  $   1,322,820,034
-----------------------------------------------------------------------------
AT END OF PERIOD                          $    983,021,228  $   1,138,791,019
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income included
in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $        819,378  $         472,529
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                  SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       -----------------------------------------    PERIOD ENDED
                                  (UNAUDITED)            2001           2000           1999        DECEMBER 31, 1998(1)
---------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $514.030        $  572.920     $  562.030     $  482.620            $  426.610
---------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income                 $  1.767        $    3.292     $    3.880     $    3.588            $    0.450
Net realized and unrealized
   gain (loss)                         (57.827)          (58.932)        15.106         79.372                56.802
---------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(56.060)       $  (55.640)    $   18.986     $   82.960            $   57.252
---------------------------------------------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------------------------------------------
From net investment income            $ (1.600)       $   (3.250)    $   (3.740)    $   (3.550)           $   (1.242)
---------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                   $ (1.600)       $   (3.250)    $   (3.740)    $   (3.550)           $   (1.242)
---------------------------------------------------------------------------------------------------------------------------

PROVISION FOR FEDERAL TAX ON
   UNDISTRIBUTED NET
   REALIZED LONG-TERM GAIN            $     --        $       --     $   (4.356)    $       --            $       --
---------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $456.370        $  514.030     $  572.920     $  562.030            $  482.620
---------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                         (10.93)%           (9.71)%         2.58%         17.27%                13.43%
---------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $983,021        $1,138,791     $1,322,820     $1,362,841            $1,232,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                            0.46%(4)          0.46%          0.46%          0.47%                 0.61%(4)
   Net investment income                  0.71%(4)          0.63%          0.66%          0.70%                 0.45%(4)
Portfolio Turnover of the
   Portfolio                                13%               18%            13%            11%                    3%
---------------------------------------------------------------------------------------------------------------------------

                                YEAR ENDED OCTOBER 31,
                                ----------------------
                                  1998         1997
------------------------------
Net asset value -- Beginning
   of period                    $366.870     $280.570
------------------------------
Income (loss) from operations
------------------------------
Net investment income           $  3.120     $  2.704
Net realized and unrealized
   gain (loss)                    59.420       86.191
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                   $ 62.540     $ 88.895
------------------------------
Less distributions
------------------------------
From net investment income      $ (2.800)    $ (2.340)
------------------------------
TOTAL DISTRIBUTIONS             $ (2.800)    $ (2.340)
------------------------------
PROVISION FOR FEDERAL TAX ON
   UNDISTRIBUTED NET
   REALIZED LONG-TERM GAIN      $     --     $ (0.255)
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                       $426.610     $366.870
------------------------------
TOTAL RETURN(2)                    17.07%       31.79%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)              $167,355     $150,358
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                      0.55%        0.64%
   Net investment income            0.75%        0.81%
Portfolio Turnover of the
   Portfolio                          12%          14%
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Growth Fund 1.0 (the Fund), is a diversified series of Eaton Vance Series Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (5.9% at June 30, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Although the Fund intends to distribute net realized long-term gain to shareholders each year, the Fund reserves the right to designate such gains as undistributed and pay the federal tax thereon on behalf of shareholders. Provision for such tax is recorded on the Fund's records on the last business day of the Fund's fiscal year because the Internal Revenue Code provides that such tax is allocated among shareholders of record on that date.

   At December 31, 2001, the Fund for federal income tax purposes, had a capital loss carryover of $14,481,200 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2009. At December 31, 2001 net currency losses of $51 attributable to security transactions incurred after October 31, 2001 are treated as arising on the first day of the Fund's next taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 E Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are re-classified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED  YEAR ENDED
                                              JUNE 30, 2002     DECEMBER 31, 2001
    -----------------------------------------------------------------------------
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         1,643              3,428
    Redemptions                                        (63,054)           (96,898)
    -----------------------------------------------------------------------------
    NET DECREASE                                       (61,411)           (93,470)
    -----------------------------------------------------------------------------

4 Investment Transactions
-------------------------------------------
   Decreases in the Fund's investment in the Portfolio aggregated $34,360,132 for the six months ended June 30, 2002.

5 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research, a subsidiary of EVM, to render investment advisory services. See
   Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee.

   Certain officers and Trustees of the Fund are officers of the above organizations.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 99.1%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Aerospace and Defense -- 2.9%
--------------------------------------------------------------------------
Boeing Company (The)                            785,510    $    35,347,950
General Dynamics Corp.                        2,355,000        250,454,250
Honeywell International, Inc.                   292,998         10,322,320
Northrop Grumman Corp.                        1,183,164        147,895,500
Raytheon Co., Class B                           313,564         12,777,733
Rockwell Collins, Inc.                          203,032          5,567,137
United Technologies Corp.                       205,679         13,965,604
--------------------------------------------------------------------------
                                                           $   476,330,494
--------------------------------------------------------------------------
Air Freight and Logistics -- 2.1%
--------------------------------------------------------------------------
FedEx Corporation                             1,731,578    $    92,466,265
Fedex Corporation(1)(2)(3)                       75,000          4,004,433
Robinson (C.H.) Worldwide, Inc.               1,228,749         41,199,954
United Parcel Service, Inc. Class B           3,287,038        202,974,596
--------------------------------------------------------------------------
                                                           $   340,645,248
--------------------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------------------
Southwest Airlines Co.                           69,221    $     1,118,611
--------------------------------------------------------------------------
                                                           $     1,118,611
--------------------------------------------------------------------------
Auto Components -- 0.3%
--------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                  46,000    $       883,200
ArvinMeritor, Inc.                               42,735          1,025,640
Borg-Warner Automotive, Inc.                    210,466         12,156,516
Dana Corp.                                       46,137            854,919
Delphi Automotive Systems Corp.                   6,128             80,890
Federal Signal Corp.                            283,471          6,803,304
Johnson Controls, Inc.                          365,591         29,835,882
TRW, Inc.                                         2,000            113,960
Visteon Corp.                                    15,135            214,917
--------------------------------------------------------------------------
                                                           $    51,969,228
--------------------------------------------------------------------------
Automobiles -- 0.1%
--------------------------------------------------------------------------
DaimlerChrysler AG(1)                             7,000    $       337,610
Ford Motor Co.                                  147,402          2,358,432
General Motors Corp.                             13,596            726,706
Harley-Davidson, Inc.                           114,700          5,880,669
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Automobiles (continued)
--------------------------------------------------------------------------
Honda Motor Co. Ltd. ADR                         20,000    $       414,200
--------------------------------------------------------------------------
                                                           $     9,717,617
--------------------------------------------------------------------------
Banks -- 8.9%
--------------------------------------------------------------------------
AmSouth Bancorporation                        1,254,994    $    28,086,766
Associated Banc-Corp.                           716,678         27,025,927
Bank of America Corp.                         1,781,839        125,370,192
Bank of Hawaii Corp.                             49,425          1,383,900
Bank of Montreal                                272,464          6,430,150
Bank of New York Co., Inc. (The)                445,133         15,023,239
Bank One Corp.                                1,344,756         51,746,211
Banknorth Group, Inc.                            65,720          1,710,034
BB&T Corp.                                    1,133,402         43,749,317
Charter One Financial, Inc.                     544,901         18,733,696
City National Corp.                             130,000          6,987,500
Colonial Bancgroup, Inc. (The)                  396,090          5,941,350
Comerica, Inc.                                  222,464         13,659,290
Commerce Bancshares, Inc.                       206,545          9,137,551
Community First Bancshares, Inc.                398,740         10,403,127
Compass Bancshares, Inc.                        289,046          9,711,946
Credit Suisse Group(1)                           55,136          1,747,268
Fifth Third Bancorp                             818,148         54,529,564
Fifth Third Bancorp(2)(3)                        81,626          5,439,602
First Citizens BancShares, Inc.                  58,101          6,425,390
First Financial Bancorp.                         49,909            976,719
First Midwest Bancorp, Inc.                     639,273         17,759,004
First Midwest Bancorp, Inc.(2)(3)               176,056          4,890,143
First Tennessee National Corp.                   56,255          2,154,566
FleetBoston Financial Corp.                     907,655         29,362,639
Golden West Financial Corp.                     121,800          8,377,404
GreenPoint Financial Corp.                      620,983         30,490,265
GreenPoint Financial Corp.(3)                   100,000          4,904,476
Hibernia Corp. Class A                          165,893          3,283,022
Huntington Bancshares, Inc.                     578,423         11,232,975
Investors Financial Services Corp.              475,402         15,944,983
Keycorp                                         552,835         15,092,395
M&T Bank Corp.                                   50,479          4,329,079
Marshall and Ilsley Corp.                       185,774          5,745,990
Mellon Financial Corp.                          221,912          6,974,694
National City Corp.                           1,267,252         42,136,129
National Commerce Financial Corp.             1,113,055         29,273,346
Northern Trust Corp.                          1,681,188         74,073,143

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Banks (continued)
--------------------------------------------------------------------------
PNC Financial Services Group, Inc.              475,003    $    24,833,157
Popular, Inc.                                       716             24,115
Regions Financial Corp.                       1,582,082         55,610,182
Royal Bank of Canada                            438,749         15,268,465
Royal Bank of Scotland Group PLC                 52,322          1,484,114
Royal Bank of Scotland Group
PLC (A.V.S.)                                     50,837             63,378
S&T Bancorp, Inc.                               100,000          2,700,000
Societe Generale, Class A                       809,647         53,274,408
SouthTrust Corp.                                332,978          8,697,385
Southwest Bancorporation of
Texas, Inc.(1)                                  815,601         29,541,068
Sovereign Bancorporation, Inc.                  149,713          2,238,209
SunTrust Banks, Inc.                            367,921         24,915,610
Synovus Financial                             1,303,564         35,874,081
TCF Financial Corp.                             512,000         25,139,200
U.S. Bancorp                                  4,372,106        102,088,675
Union Planters Corp.                            725,968         23,499,584
Valley National Bancorp.                        404,725         11,251,355
Wachovia Corp.                                1,578,495         60,266,939
Washington Mutual, Inc.                       1,983,493         73,607,425
Wells Fargo & Co.                             2,711,469        135,736,138
Westamerica Bancorporation                      266,506         10,542,977
Whitney Holding Corp.                           363,430         11,171,838
Zions Bancorporation                            227,671         11,861,659
--------------------------------------------------------------------------
                                                           $ 1,469,932,954
--------------------------------------------------------------------------
Beverages -- 3.7%
--------------------------------------------------------------------------
Anheuser-Busch Companies., Inc.               2,287,679    $   114,383,950
Coca-Cola Company (The)                       3,558,307        199,265,192
Coca-Cola Enterprises, Inc.                     384,724          8,494,706
Panamerican Beverages, Inc., Class A             80,000          1,140,000
PepsiCo., Inc.                                5,932,892        285,965,394
--------------------------------------------------------------------------
                                                           $   609,249,242
--------------------------------------------------------------------------
Biotechnology -- 0.9%
--------------------------------------------------------------------------
Amgen, Inc.(1)                                2,190,638    $    91,743,919
Applera Corp. - Celera Genomics Group(1)         47,100            565,200
Genzyme Corp. - General Division(1)           1,566,207         30,133,823
Genzyme Corp. - General
Division(1)(2)(3)                                 9,605            184,774
Genzyme Corporation-Biosurgery
Division(1)                                      86,784            393,132
Gilead Sciences, Inc.(1)                         77,490          2,547,871
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Biotechnology (continued)
--------------------------------------------------------------------------
Incyte Genomics, Inc.(1)                      1,141,817    $     8,301,010
Invitrogen Corp.(1)                             179,449          5,744,162
Vertex Pharmaceuticals, Inc.(1)                  83,000          1,351,240
--------------------------------------------------------------------------
                                                           $   140,965,131
--------------------------------------------------------------------------
Building Products -- 0.7%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)            334,956    $    25,155,196
Masco Corp.                                   3,395,436         92,050,270
--------------------------------------------------------------------------
                                                           $   117,205,466
--------------------------------------------------------------------------
Chemicals -- 1.8%
--------------------------------------------------------------------------
Airgas, Inc.(1)                                 481,479    $     8,329,587
Arch Chemicals, Inc.                              4,950            122,265
Bayer AG ADR                                     40,000          1,284,400
Dow Chemical Co. (The)                        1,251,886         43,039,841
DuPont (E.I.) de Nemours & Co.                1,431,083         63,540,085
Eastman Chemical Co.                                148              6,941
Ecolab, Inc.                                  1,803,933         83,395,823
International Flavors & Fragrances, Inc.        148,101          4,811,801
MacDermid, Inc.                                  61,937          1,331,645
Monsanto Co.                                  1,010,000         17,978,000
Olin Corp.                                        9,900            219,285
PPG Industries, Inc.                             23,742          1,469,630
RPM, Inc.                                       470,138          7,169,604
Sigma Aldrich Corp.                             630,897         31,639,485
Solutia, Inc.                                    99,629            699,396
Syngenta AG ADR(1)                               10,030            121,965
Valspar Corp.                                   818,316         36,938,784
--------------------------------------------------------------------------
                                                           $   302,098,537
--------------------------------------------------------------------------
Commercial Services and Supplies -- 5.0%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)              1,675,000    $    16,080,000
Apollo Group, Inc.(1)                             7,599            299,553
Arbitron, Inc.(1)                                36,200          1,129,440
Automatic Data Processing, Inc.               3,847,523        167,559,627
Avery Dennison Corp.                          1,432,004         89,858,251
Banta Corp.                                      42,341          1,520,042
BISYS Group, Inc. (The)(1)                      280,492          9,340,384
Block (H&R), Inc.                               732,354         33,798,137
Bowne & Co., Inc.                               172,640          2,544,714
Cendant Corp.(1)                                192,150          3,051,342

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------------------
Century Business Services, Inc.(1)              400,000    $     1,303,600
Ceridian Corp.(1)                               181,858          3,451,665
Certegy Inc.(1)                                  42,862          1,590,609
Cintas Corp.                                  1,076,611         53,216,882
Concord EFS, Inc.(1)                            551,454         16,620,824
Consolidated Graphics, Inc.(1)                   70,215          1,334,085
CSG Systems International, Inc.(1)               41,116            786,960
Deluxe Corp.                                     80,675          3,137,451
Donnelley (R.R.) & Sons Co.                     200,521          5,524,354
DST Systems, Inc.(1)                            391,034         17,874,164
eFunds Corp.(1)                                  44,484            422,109
Equifax, Inc.                                    85,724          2,314,548
First Data Corp.                              4,857,740        180,707,928
Gevity HR, Inc.                                  78,125            309,375
Harland (John H.) Co.                            51,540          1,453,428
HON Industries, Inc.                          1,270,418         34,580,778
Imagistics International Inc.(1)                  2,482             53,289
Manpower, Inc.                                  112,000          4,116,000
Miller (Herman) Inc.                            577,903         11,731,431
Navigant Consulting, Inc.(1)                    496,795          3,472,597
Navigant International, Inc.(1)                  44,278            684,981
Newpark Resources, Inc.(1)                       96,537            709,547
Paychex, Inc.                                 1,358,634         42,511,658
Pitney Bowes, Inc.                               77,782          3,089,501
ProQuest Company(1)                             115,000          4,082,500
ServiceMaster Co.                               939,332         12,887,635
Spherion Corp.(1)                                90,000          1,071,000
Steelcase, Inc., Class A                        123,000          1,645,740
Sylvan Learning Systems, Inc.(1)                815,396         16,258,996
Valassis Communications, Inc.(1)                775,000         28,287,500
Viad Corp.                                       40,314          1,048,164
Waste Management, Inc.                        1,445,407         37,652,852
Workflow Management, Inc.(1)                     59,037            201,375
--------------------------------------------------------------------------
                                                           $   819,315,016
--------------------------------------------------------------------------
Communications Equipment -- 1.0%
--------------------------------------------------------------------------
3Com Corp.(1)                                   873,949    $     3,845,377
ADC Telecommunications, Inc.(1)                 483,104          1,106,308
Advanced Fibre Communication, Inc.(1)            15,000            248,100
Alcatel S.A. ADR                                 43,728            310,906
Avaya, Inc.(1)                                   67,695            335,090
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------
CIENA Corp.(1)                                  652,026    $     2,731,989
Cisco Systems, Inc.(1)                        4,860,006         67,797,084
Comverse Technology, Inc.(1)                    386,378          3,577,860
Corning, Inc.(1)                                705,943          2,506,098
Enterasys Networks, Inc.(1)                      61,088            108,737
JDS Uniphase Corp.(1)                           266,080            710,434
Lucent Technologies, Inc.(1)                    924,352          1,534,424
McData Corp., Class A(1)                         23,016            202,771
Motorola, Inc.                                1,613,514         23,266,872
Nokia Corp., Class A, ADR                     2,534,884         36,705,120
Nortel Networks Corp.(1)                      1,813,208          2,629,152
Qualcomm, Inc.(1)                               344,112          9,459,639
Riverstone Networks, Inc.(1)                     46,005            143,996
Telefonaktiebolaget LM Ericsson, Class
B ADR(1)                                        536,000            771,840
Tellabs, Inc.(1)                                118,404            734,105
--------------------------------------------------------------------------
                                                           $   158,725,902
--------------------------------------------------------------------------
Computers and Peripherals -- 2.6%
--------------------------------------------------------------------------
Dell Computer Corp.(1)                        3,630,589    $    94,903,596
EMC Corp.(1)                                  1,075,543          8,120,350
Gateway, Inc.(1)                                 99,407            441,367
Hewlett-Packard Co.                           2,093,672         31,991,308
International Business Machines Corp.         1,410,752        101,574,144
Lexmark International, Inc.(1)                3,214,740        174,881,856
Network Appliance, Inc.(1)                      488,000          6,070,720
Palm, Inc.(1)                                 1,304,605          2,296,105
Sun Microsystems, Inc.(1)                       537,670          2,693,727
--------------------------------------------------------------------------
                                                           $   422,973,173
--------------------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------------------
Dycom Industries(1)                             160,464    $     1,875,824
Jacobs Engineering Group, Inc.(1)               336,885         11,716,860
Salient 3 Communications, Inc., Class A          78,125             93,750
--------------------------------------------------------------------------
                                                           $    13,686,434
--------------------------------------------------------------------------
Construction Materials -- 0.1%
--------------------------------------------------------------------------
CRH PLC                                         329,450    $     5,476,291
Vulcan Materials Co.                            136,109          5,961,574
--------------------------------------------------------------------------
                                                           $    11,437,865
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co., Inc.                                 141,000    $     6,697,500
Caraustar Industries, Inc.                      264,862          3,305,478
Sealed Air Corp.(1)                             174,914          7,043,787
Sonoco Products Co.                             160,690          4,550,741
Temple Inland, Inc.                              12,632            730,888
--------------------------------------------------------------------------
                                                           $    22,328,394
--------------------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------------------
MSC Industrial Direct Co.(1)                      5,000    $        97,500
--------------------------------------------------------------------------
                                                           $        97,500
--------------------------------------------------------------------------
Diversified Financials -- 6.0%
--------------------------------------------------------------------------
Affiliated Managers Group, Inc.(1)               13,680    $       841,320
American Express Co.                          1,019,235         37,018,615
ANC Rental Corp.(1)(2)                          689,786            124,161
Bear Stearns Companies, Inc.                     16,237            993,704
Capital One Financial Corp.                   1,291,889         78,869,823
Citigroup                                     3,960,267        153,460,346
E*Trade Group, Inc.(1)                          288,290          1,574,063
Fannie Mae                                    1,037,100         76,486,125
Federated Investors, Inc.                     1,634,947         56,520,118
Finova Group, Inc.(1)                           175,587             18,437
FirstPlus Financial Group, Inc.(1)              120,000              6,000
Franklin Resources, Inc.                      2,015,104         85,924,035
Freddie Mac                                     430,110         26,322,732
Goldman Sachs Group, Inc.                         9,627            706,140
Household International, Inc.                 1,477,666         73,440,000
ING Groep NV ADR                                210,570          5,354,795
J.P. Morgan Chase & Co.                         421,490         14,296,941
Knight Trading Group, Inc.(1)                 1,750,000          9,170,000
Legg Mason, Inc.                                217,641         10,738,407
Lehman Brothers Holdings, Inc.                   30,756          1,922,865
MBNA Corporation                                131,157          4,337,362
MBNA Corporation(2)(3)                          113,797          3,759,880
Merrill Lynch & Co., Inc.                     2,203,238         89,231,139
Morgan Stanley Dean Witter & Co.              3,557,441        153,254,558
Nuveen (John) Co. (The), Class A                150,000          3,855,000
Providian Financial Corp.                       673,416          3,959,686
Raymond James Financial, Inc.                    28,225            803,566
Raymond James Financial, Inc.(2)(3)              70,000          1,991,106
Schwab (Charles) & Co.                          864,540          9,682,848
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Diversified Financials (continued)
--------------------------------------------------------------------------
Schwab (Charles) & Co.(2)(3)                    133,650    $     1,495,533
SLM Corp.                                       601,833         58,317,618
State Street Corp.                              328,000         14,661,600
Stilwell Financial, Inc.                         95,458          1,737,336
T. Rowe Price Group, Inc.                       137,827          4,531,752
Ubs AG-Registered Foreign(1)                     32,525          1,622,672
Waddell & Reed Financial, Inc., Class A         150,751          3,455,213
--------------------------------------------------------------------------
                                                           $   990,485,496
--------------------------------------------------------------------------
Diversified Telecommunication Services -- 1.2%
--------------------------------------------------------------------------
Alltel Corp.                                  1,411,995    $    66,363,765
American Tower Corp., Class A(1)                 93,218            321,602
AT&T Corp.                                    2,062,301         22,066,621
BCE, Inc.                                     2,000,000         34,840,000
BellSouth Corp.                                 151,811          4,782,046
Broadwing, Inc.(1)                              764,587          1,987,926
Citizens Communications Co.(1)                   59,563            497,947
Deutsche Telekom AG ADR(1)                    1,684,272         15,680,572
Global Crossing Ltd.(1)                         124,289              6,090
ITC Deltacom, Inc.(1)                         1,118,041             67,082
McLeodUSA, Inc,. Class A Escrow(1)            1,592,200                  0
McLeodUSA, Inc., Class A(1)                      84,490             35,486
NTL, Inc.(1)                                    400,390             12,812
PTEK Holdings, Inc.(1)                           28,000            161,840
Qwest Communications International(1)            59,924            167,787
RSL Communications Ltd.(1)                      747,161              2,989
SBC Communications, Inc.                      1,337,546         40,795,153
Sprint Corp.                                    150,796          1,599,946
Talk America Holdings, Inc.(1)                  247,376          1,021,663
Verizon Communications, Inc.                    229,448          9,212,337
Williams Communications Group, Inc.(1)            4,086                 86
Worldcom, Inc. - MCI Group                      105,035              1,050
WorldCom, Inc. - Worldcom Group(1)            1,975,912             19,759
--------------------------------------------------------------------------
                                                           $   199,644,559
--------------------------------------------------------------------------
Electric Utilities -- 0.3%
--------------------------------------------------------------------------
Ameren Corp.                                      5,000    $       215,050
American Electric Power, Inc.                       960             38,419
Dominion Resources, Inc.                        210,464         13,932,717
Exelon Corp.                                    500,000         26,150,000
P G & E Corp.(1)                                 47,705            853,442

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Electric Utilities (continued)
--------------------------------------------------------------------------
Teco Energy, Inc.                                40,000    $       990,000
TXU Corp.                                       250,196         12,897,604
Wisconsin Energy Corp.                            9,576            241,986
--------------------------------------------------------------------------
                                                           $    55,319,218
--------------------------------------------------------------------------
Electrical Equipment -- 0.4%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)               36,671    $       463,155
Baldor Electric Co.                             149,060          3,756,312
Emerson Electric Co.                            859,108         45,970,869
Energizer Holdings, Inc.(1)                     141,781          3,887,635
Molex, Inc., Class A                            112,582          3,088,124
Rockwell Automation Corp.                       189,253          3,781,275
Tecumseh Products Co., Class A                  156,420          8,302,774
Thomas and Betts Corp.(1)                       132,863          2,471,252
--------------------------------------------------------------------------
                                                           $    71,721,396
--------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.6%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                   917,248    $    21,692,915
Arrow Electronics, Inc.(1)                        8,750            181,562
Flextronics International Ltd.(1)               194,816          1,389,038
Jabil Circuit, Inc.(1)                        2,127,971         44,921,468
Millipore Corp.                                 101,440          3,244,051
PerkinElmer, Inc.                               300,081          3,315,895
Plexus Corp.(1)                                 209,946          3,800,023
Roper Industries, Inc.                           23,122            862,451
Sanmina-SCI Corp.(1)                          1,186,972          7,489,793
Solectron Corp.(1)                            1,818,848         11,185,915
Teledyne Technologies, Inc.(1)                    6,117            126,928
Waters Corp.(1)                                 198,320          5,295,144
X-Rite, Inc.                                    385,272          3,313,339
--------------------------------------------------------------------------
                                                           $   106,818,522
--------------------------------------------------------------------------
Energy Equipment and Services -- 1.8%
--------------------------------------------------------------------------
Baker Hughes, Inc.                            1,820,182    $    60,593,859
Core Laboratories NV(1)                         205,000          2,464,100
Grant Prideco, Inc.(1)                          163,681          2,226,062
Halliburton Co.                               2,804,383         44,701,865
Nabors Industries, Ltd.(1)                      223,291          7,882,172
National-Oilwell, Inc.(1)                       686,929         14,459,855
Noble Corp.(1)                                  170,000          6,562,000
Patterson-UTI Energy, Inc.(1)                    96,359          2,720,215
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Energy Equipment and Services (continued)
--------------------------------------------------------------------------
Schlumberger Ltd.                             2,455,913    $   114,199,955
Smith International, Inc.(1)                     70,000          4,773,300
Transocean Sedco Forex, Inc.                     73,657          2,294,416
Weatherford International Ltd.(1)               663,681         28,671,019
--------------------------------------------------------------------------
                                                           $   291,548,818
--------------------------------------------------------------------------
Food and Drug Retailing -- 2.0%
--------------------------------------------------------------------------
Albertson's, Inc.                               841,692    $    25,637,938
Casey's General Stores, Inc.                     91,201          1,098,060
CVS Corp.                                       181,153          5,543,282
Kroger Co. (The)(1)                             891,653         17,743,895
Safeway, Inc.(1)                              2,100,097         61,301,831
Sysco Corp.                                   6,787,311        184,750,605
Walgreen Co.                                    649,143         25,076,394
Winn-Dixie Stores, Inc.                         499,797          7,791,835
--------------------------------------------------------------------------
                                                           $   328,943,840
--------------------------------------------------------------------------
Food Products -- 2.7%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                      234,652    $     3,001,199
Campbell Soup Co.                             1,243,047         34,382,680
Conagra Foods, Inc.                           1,544,015         42,692,015
Dean Foods Co.(1)                               336,144         12,538,171
Flowers Foods, Inc.(1)                          147,382          3,809,825
General Mills, Inc.                             253,785         11,186,843
Heinz (H.J.) Co.                                191,876          7,886,104
Hershey Foods Corp.                             743,633         46,477,062
JM Smucker Co.                                   19,517            666,115
Kellogg Co.                                      92,943          3,332,936
Kraft Foods, Inc.                               387,000         15,847,650
McCormick & Co., Inc.                           917,740         23,631,805
Riviana Foods, Inc.                             250,000          6,339,750
Sara Lee Corp.                                5,072,279        104,691,839
Smithfield Foods, Inc.(1)                     4,207,530         78,049,681
Tyson Foods, Inc.                               405,548          6,290,049
Unilever ADR                                    400,000         25,920,000
Wrigley (Wm.) Jr. Co.                           387,221         21,432,682
--------------------------------------------------------------------------
                                                           $   448,176,406
--------------------------------------------------------------------------
Gas Utilities -- 0.4%
--------------------------------------------------------------------------
El Paso Corporation                             175,909    $     3,625,484
Enron Corp.                                      17,000              1,802

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Gas Utilities (continued)
--------------------------------------------------------------------------
Kinder Morgan, Inc.                           1,788,072    $    67,982,497
National Fuel Gas Co.                             4,000             90,040
--------------------------------------------------------------------------
                                                           $    71,699,823
--------------------------------------------------------------------------
Health Care Equipment and Supplies -- 2.2%
--------------------------------------------------------------------------
Bausch & Lomb, Inc.                             145,054    $     4,910,078
Baxter International, Inc.                    3,363,912        149,525,888
Becton, Dickinson and Co.                       255,921          8,816,478
Biomet, Inc.                                    334,411          9,069,226
Biomet, Inc.(2)(3)                               76,929          2,086,019
Boston Scientific Corp.(1)                      544,685         15,970,164
Dentsply International, Inc.                     11,325            418,006
Edwards Lifesciences Corp.(1)                   295,314          6,851,285
Guidant Corp.(1)                                 54,616          1,651,042
Hillenbrand Industries, Inc.                    647,898         36,379,473
Lumenis Ltd.(1)                                 112,000            415,520
Medtronic, Inc.                               2,878,707        123,352,595
St. Jude Medical, Inc.(1)                         5,007            369,767
Steris Corp.(1)                                  45,046            860,829
VISX, Inc.(1)                                    50,000            545,000
Zimmer Holdings, Inc.(1)                        244,725          8,726,893
--------------------------------------------------------------------------
                                                           $   369,948,263
--------------------------------------------------------------------------
Health Care Providers and Services -- 3.0%
--------------------------------------------------------------------------
Andrx Group(1)                                  393,772    $    10,620,031
Beverly Enterprises, Inc.(1)                    357,143          2,717,858
Cardinal Health, Inc.                         1,997,294        122,653,825
Caremark Rx, Inc.(1)                            217,696          3,591,984
CIGNA Corp.                                      11,836          1,153,063
Covance, Inc.(1)                                  8,750            164,062
FPA Medical Management, Inc.(1)(2)              315,000                 31
HCA - The Healthcare Company                     53,484          2,540,490
Health Management Associates, Inc.,
Class A(1)                                    1,936,833         39,027,185
HealthSouth Corp.(1)                            319,506          4,086,482
IDX Systems Corp.(1)                             60,000            781,200
IMS Health, Inc.                                498,012          8,939,315
Kindred Healthcare, Inc.(1)                         128              5,692
LabOne, Inc.(1)                                  53,940          1,401,901
McKesson HBOC, Inc.                              49,513          1,619,075
Pacificare Health Systems, Inc.,
Class A(1)                                          616             16,755
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Health Care Providers and Services (continued)
--------------------------------------------------------------------------
Parexel International Corp.(1)                   35,000    $       486,850
PhyCor, Inc.(1)                                 312,500                937
Quest Diagnostics, Inc.(1)                    1,081,250         93,041,562
Quintiles Transnational Corp.(1)                417,372          5,212,976
Renal Care Group, Inc.(1)                       371,007         11,556,868
Response Oncology, Inc.(1)                       44,761                 36
Schein (Henry), Corp.(1)                      1,272,548         56,628,386
Service Corp. International(1)                  145,389            702,229
Stewart Enterprises, Inc.(1)                    114,000            726,180
Sunrise Assisted Living, Inc.(1)                185,669          4,975,929
Synavant, Inc.(1)                                24,900             35,109
Tenet Healthcare Corp.(1)                       902,641         64,583,964
UnitedHealth Group, Inc.                        270,704         24,782,951
Ventiv Health, Inc.(1)                          160,833            453,549
Wellpoint Health Networks, Inc.(1)              504,000         39,216,240
--------------------------------------------------------------------------
                                                           $   501,722,715
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.5%
--------------------------------------------------------------------------
Brinker International, Inc.(1)                  582,237    $    18,486,025
Carnival Corp.                                  554,748         15,360,972
CBRL Group, Inc.                                 62,047          1,893,674
Evans (Bob) Farms, Inc.                          51,662          1,626,320
International Game Technology(1)                100,000          5,670,000
International Speedway Corp., Class-A           118,344          4,745,594
Jack in the Box, Inc.(1)                        500,000         15,900,000
Lone Star Steakhouse and Saloon, Inc.           145,981          3,443,692
Marriott International, Inc., Class A           282,392         10,745,016
McDonald's Corp.                              1,505,147         42,821,432
MGM Mirage, Inc.(1)                              94,445          3,187,519
Outback Steakhouse, Inc.(1)                   1,610,923         56,543,397
Papa John's International, Inc.(1)              199,760          6,669,986
Royal Caribbean Cruises Ltd.                    500,000          9,750,000
Sonic Corp.(1)                                  106,510          3,345,479
Starbucks Corp.(1)                            1,347,897         33,495,240
Yum! Brands, Inc.(1)                            436,380         12,764,115
--------------------------------------------------------------------------
                                                           $   246,448,461
--------------------------------------------------------------------------
Household Durables -- 0.6%
--------------------------------------------------------------------------
Blyth Industries, Inc.                        1,113,157    $    34,752,762
Department 56, Inc.(1)                          255,162          4,154,037
Fortune Brands, Inc.                            142,143          7,960,008

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Household Durables (continued)
--------------------------------------------------------------------------
Helen of Troy Ltd.(1)                            20,000    $       232,800
Interface, Inc.                                 207,000          1,664,280
Interface, Inc.(2)                               54,608            439,048
Leggett & Platt, Inc.                         1,344,213         31,454,584
Maytag Corp.                                     27,073          1,154,663
Newell Rubbermaid, Inc.                         426,562         14,955,264
Snap-On, Inc.                                    51,429          1,526,927
Water Pik Technologies, Inc.(1)                   2,141             26,784
--------------------------------------------------------------------------
                                                           $    98,321,157
--------------------------------------------------------------------------
Household Products -- 1.5%
--------------------------------------------------------------------------
Clorox Co.                                       53,688    $     2,219,999
Colgate-Palmolive Co.                           598,963         29,978,098
Kimberly-Clark Corp.                          1,824,149        113,097,238
Pennzoil-Quaker State Co.                        74,457          1,603,059
Procter & Gamble Co.                          1,075,852         96,073,584
--------------------------------------------------------------------------
                                                           $   242,971,978
--------------------------------------------------------------------------
Industrial Conglomerates -- 1.3%
--------------------------------------------------------------------------
3M Co.                                          207,875    $    25,568,625
General Electric Co.                          5,691,642        165,342,200
Teleflex, Inc.                                   47,559          2,717,997
Tyco International Ltd.                       1,520,147         20,537,186
--------------------------------------------------------------------------
                                                           $   214,166,008
--------------------------------------------------------------------------
Insurance -- 6.8%
--------------------------------------------------------------------------
21st Century Insurance Group                     70,700    $     1,343,300
Aegon, NV ADR                                 2,823,510         57,458,428
Aflac Corp.                                   1,259,807         40,313,824
Allmerica Financial Corp.                         1,500             69,300
Allstate Corp. (The)                             80,291          2,969,161
American International Group, Inc.            5,574,796        380,368,331
AON Corp.                                       725,165         21,377,864
Axa ADR                                         600,000         10,902,000
Berkshire Hathaway, Inc.(1)                         304         20,307,200
Berkshire Hathaway, Inc., Class B(1)             39,546         88,345,764
Chubb Corp.                                     104,951          7,430,531
Commerce Group, Inc.                            120,000          4,746,000
Delphi Financial Group, Inc.                      6,448            279,521
Gallagher (A.J.) and Co.                      1,079,696         37,411,466
Hartford Financial Services Group               135,448          8,055,093
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
Jefferson-Pilot Corp.                           165,173    $     7,763,131
Kansas City Life Insurance Co.(1)                70,800          2,737,836
Lincoln National Corp.                           52,903          2,221,926
Manulife Financial Corp.                         74,958          2,143,799
Marsh & McLennan Cos., Inc.                   2,002,416        193,433,386
Mercury General Corp.                             2,000             97,000
MetLife, Inc.                                 1,869,700         53,847,360
MGIC Investment Corp.                           765,000         51,867,000
Old Republic International Corp.                 38,403          1,209,694
Progressive Corp.                             1,792,950        103,722,158
Radian Group, Inc.                               30,800          1,504,580
Safeco Corp.                                     18,449            569,890
St. Paul Cos., Inc. (The)                       323,841         12,603,892
Torchmark Corp.                                 253,548          9,685,534
UICI(1)                                         100,854          2,037,251
XL Capital Ltd., Class A                         29,100          2,464,770
--------------------------------------------------------------------------
                                                           $ 1,129,286,990
--------------------------------------------------------------------------
Internet and Catalog Retail -- 0.0%
--------------------------------------------------------------------------
School Specialty, Inc.(1)                        49,197    $     1,306,672
--------------------------------------------------------------------------
                                                           $     1,306,672
--------------------------------------------------------------------------
Internet Software and Services -- 0.1%
--------------------------------------------------------------------------
At Home Corp., Series A(1)                      371,895    $           707
Check Point Software Technologies
Ltd.(1)                                         143,568          1,946,782
Retek, Inc.(1)                                  524,930         12,755,799
--------------------------------------------------------------------------
                                                           $    14,703,288
--------------------------------------------------------------------------
IT Consulting and Services -- 1.4%
--------------------------------------------------------------------------
Accenture Ltd., Class A(1)                    1,838,000    $    34,922,000
Acxiom Corp.(1)                                 579,019         10,127,042
Affiliated Computer Services, Inc.(1)           200,654          9,527,052
Computer Sciences Corp.(1)                    1,090,302         52,116,436
Edwards (J.D.) & Co.(1)                         891,844         10,835,905
Electronic Data Systems Corp.                   157,612          5,855,286
Gartner Group, Inc.(1)                            4,811             48,591
Gartner Group, Inc., Class B(1)                  92,416            868,710
Keane, Inc.(1)                                  164,553          2,040,457
Perot Systems Corp.(1)                          747,730          8,142,780
Safeguard Scientifics, Inc.(1)                   26,579             53,158
Sapient Corp.(1)                                877,185            929,816

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

IT Consulting and Services (continued)
--------------------------------------------------------------------------
SunGard Data Systems, Inc.(1)                 3,801,824    $   100,672,300
--------------------------------------------------------------------------
                                                           $   236,139,533
--------------------------------------------------------------------------
Leisure Equipment and Products -- 0.0%
--------------------------------------------------------------------------
Eastman Kodak Co.                               156,267    $     4,558,308
Mattel, Inc.                                     22,091            465,678
--------------------------------------------------------------------------
                                                           $     5,023,986
--------------------------------------------------------------------------
Machinery -- 1.7%
--------------------------------------------------------------------------
Danaher Corp.                                   300,000    $    19,905,000
Deere & Co.                                   2,750,000        131,725,000
Dionex Corp.(1)                                 362,140          9,701,731
Donaldson Co., Inc.                              40,220          1,409,309
Dover Corp.                                     610,289         21,360,115
Illinois Tool Works, Inc.                       958,513         65,466,438
Nordson Corp.                                   163,978          4,043,697
Paccar, Inc.                                          1                 44
Pall Corp.                                      112,333          2,330,910
Parker-Hannifin Corp.                           130,198          6,222,162
Regal-Beloit Corp.                               94,435          2,295,715
SPX Corp.(1)                                     47,862          5,623,785
Wabtec                                          232,061          3,306,869
--------------------------------------------------------------------------
                                                           $   273,390,775
--------------------------------------------------------------------------
Media -- 5.8%
--------------------------------------------------------------------------
Advo, Inc.(1)                                   610,078    $    23,225,669
AOL Time Warner, Inc.(1)                      1,944,409         28,602,256
Belo (A.H.) Corp.                               542,924         12,275,512
Cablevision Systems New York Group(1)           130,000          1,229,800
Cablevision Systems-Rainbow
Media Group(1)                                   65,000            568,750
Catalina Marketing Corp.(1)                      89,203          2,517,309
Clear Channel Communications, Inc.(1)           352,490         11,286,730
Comcast Corp., Class A(1)                     1,099,177         26,204,380
Cox Communications, Inc., Class A(1)            508,036         13,996,392
Disney (Walt) Co.                             6,561,891        124,019,740
Dow Jones & Co., Inc.                           376,300         18,231,735
E.W. Scripps Co., Class A                        25,533          1,966,041
EchoStar Communications, Class A(1)              35,150            652,384
Entercom Communications Corp.(1)                 20,000            918,000
Entercom Communications Corp.(1)(3)             200,000          9,168,219
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Media (continued)
--------------------------------------------------------------------------
Gannett Co., Inc.                               708,627    $    53,784,789
Gaylord Entertainment Co.(1)                    428,482          9,448,028
General Motors Corp., Class H(1)              1,175,262         12,222,725
Harte-Hanks, Inc.                                65,780          1,351,779
Havas Advertising ADR                         3,142,938         19,143,635
Interpublic Group Cos., Inc.                  3,470,261         85,923,662
Lamar Advertising Co.(1)                        845,318         31,454,283
Liberty Media Corp., Class A(1)               1,221,275         12,212,750
Liberty Media Corp., Class B(1)                  32,876            309,034
MacClatchy Co. (The), Class A                    48,066          3,088,241
McGraw-Hill Companies, Inc. (The)             1,428,164         85,261,391
Meredith Corp.                                  190,000          7,286,500
New York Times Co. (The), Class A               317,259         16,338,839
News Corporation Ltd. (The), ADR                 93,965          1,855,809
Omnicom Group, Inc.                           3,474,141        159,115,658
Publicis Groupe SA                              368,212         10,152,590
Reuters Holdings PLC ADR                        570,131         18,363,349
Shaw Communications Inc., Class B                20,000            224,000
TMP Worldwide, Inc.(1)                          304,426          6,545,159
Tribune Co.                                      62,327          2,711,225
Univision Communications, Inc.(1)               963,184         30,243,978
Viacom, Inc., Class A(1)                         29,774          1,323,752
Viacom, Inc., Class B(1)                      2,139,534         94,931,124
Vivendi Universal ADR                           490,725         10,550,588
Washington Post Co. (The), Class B                3,600          1,962,000
Westwood One, Inc.(1)                           122,400          4,090,608
WPP Group PLC                                   139,450          1,178,143
WPP Group PLC ADR                               155,310          6,846,220
--------------------------------------------------------------------------
                                                           $   962,782,776
--------------------------------------------------------------------------
Metals and Mining -- 0.6%
--------------------------------------------------------------------------
Alcoa, Inc.                                   2,142,287    $    71,016,814
Allegheny Technologies, Inc.                     21,408            338,246
Nucor Corp.                                     239,966         15,607,389
Phelps Dodge Corp.                               22,194            914,393
Steel Dynamics, Inc.(1)                         311,800          5,135,346
Worthington Industries                          147,466          2,669,135
--------------------------------------------------------------------------
                                                           $    95,681,323
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.1%
--------------------------------------------------------------------------
AES Corp.(1)                                  1,069,254    $     5,795,357

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Multi-Utilities and Unregulated Power (continued)
--------------------------------------------------------------------------
Duke Energy Corp.                                45,234    $     1,406,777
Dynegy, Inc.                                     51,300            369,360
Dynegy, Inc.(2)(3)                               63,525            457,255
Williams Cos., Inc. (The)                       222,833          1,334,770
--------------------------------------------------------------------------
                                                           $     9,363,519
--------------------------------------------------------------------------
Multiline Retail -- 3.1%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                       1,142,232    $    29,298,251
Costco Wholesale Corporation(1)                  77,258          2,983,704
Dollar General Corp.                            249,983          4,757,176
Dollar Tree Stores, Inc.(1)                   1,104,929         43,545,252
Dollar Tree Stores, Inc.(1)(3)                   30,000          1,180,970
Dollar Tree Stores, Inc.(1)(3)                    5,000            196,797
Family Dollar Stores                          2,618,411         92,298,988
Kohl's Corp.(1)                                  49,500          3,468,960
May Department Stores Co. (The)                 569,660         18,758,904
Neiman Marcus Group, Inc. (The),
Class B(1)                                       27,117            875,337
Nordstrom, Inc.                                  65,692          1,487,924
Penney (J.C.) Company, Inc.                     806,643         17,762,279
Sears Roebuck & Co.                              15,750            855,225
Target Corporation                            2,853,362        108,713,092
Wal-Mart Stores, Inc.                         3,354,055        184,506,566
Wal-Mart Stores, Inc.(2)(3)                      40,000          2,198,420
--------------------------------------------------------------------------
                                                           $   512,887,845
--------------------------------------------------------------------------
Office Electronics -- 0.0%
--------------------------------------------------------------------------
Ikon Office Solutions, Inc.                      99,415    $       934,501
Xerox Corp.(1)                                   20,000            139,400
Zebra Technologies Corp.(1)                       6,000            289,320
--------------------------------------------------------------------------
                                                           $     1,363,221
--------------------------------------------------------------------------
Oil and Gas -- 4.8%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                      3,361,941    $   165,743,691
Apache Corp.                                    986,372         56,696,663
Ashland, Inc.                                   115,544          4,679,532
BP Amoco PLC ADR                              2,388,607        120,600,767
Burlington Resources, Inc.                      928,629         35,287,902
ChevronTexaco Corp.                           1,802,697        159,538,685
Conoco, Inc.                                     28,214            784,349
Devon Energy Corp.                              724,853         35,720,756
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Oil and Gas (continued)
--------------------------------------------------------------------------
Exxon Mobil Corp.                             3,840,820    $   157,166,354
Kerr - McGee Corp.                              267,327         14,315,361
Marathon Oil Corp.                              350,000          9,492,000
Murphy Oil Corp.                                 29,700          2,450,250
Newfield Exploration Co.(1)                      60,000          2,230,200
Ocean Energy Inc.                               900,000         19,503,000
Phillips Petroleum Co.                          173,765         10,231,283
Royal Dutch Petroleum Co.                        84,624          4,677,168
Syntroleum Corp.(1)                               2,735              7,877
Valero Energy Corp.                              51,510          1,927,504
--------------------------------------------------------------------------
                                                           $   801,053,342
--------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
--------------------------------------------------------------------------
Georgia-Pacific Corp. - G-P Group               647,827    $    15,923,588
International Paper Co.                         219,061          9,546,678
Louisiana Pacific Corp.                          70,750            749,243
MeadWestvaco Corp.                               84,358          2,831,054
Weyerhaeuser Co.                                119,608          7,636,971
--------------------------------------------------------------------------
                                                           $    36,687,534
--------------------------------------------------------------------------
Personal Products -- 1.0%
--------------------------------------------------------------------------
Avon Products, Inc.                             134,700    $     7,036,728
Gillette Co.                                  2,649,179         89,727,693
Lauder (Estee) Companies, Inc.                2,092,312         73,649,382
--------------------------------------------------------------------------
                                                           $   170,413,803
--------------------------------------------------------------------------
Pharmaceuticals -- 8.0%
--------------------------------------------------------------------------
Abbott Laboratories                           5,198,183    $   195,711,590
Allergan, Inc.                                   34,340          2,292,195
AstraZeneca PLC ADR                             180,720          7,409,520
Biovail Corp.(1)                              1,300,000         37,648,000
Bristol-Myers Squibb Co.                      2,661,521         68,401,090
Elan Corp., PLC ADR(1)                          558,536          3,055,192
Forest Laboratories, Inc.(1)                    328,400         23,250,720
GlaxoSmithKline PLC ADR                         354,567         15,296,020
Johnson & Johnson Co.                         5,073,586        265,145,604
King Pharmaceuticals, Inc.(1)                 2,085,117         46,393,853
Lilly (Eli) & Co.                             2,063,666        116,390,762
Merck & Co., Inc.                             1,783,422         90,312,490
Mylan Laboratories                              653,037         20,472,710
Novo Nordisk ADR                                292,277          9,615,913

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Pharmaceuticals (continued)
--------------------------------------------------------------------------
Pfizer, Inc.                                  5,697,498    $   199,412,430
Pharmacia Corp.                               1,213,374         45,440,856
Schering-Plough Corp.                         1,815,246         44,655,052
Sepracor, Inc.(1)                               384,000          3,667,200
Teva Pharmaceutical Industries Ltd.             300,000         20,034,000
Watson Pharmaceuticals, Inc.(1)               1,236,816         31,254,340
Wyeth Corp.                                   1,623,770         83,137,024
--------------------------------------------------------------------------
                                                           $ 1,328,996,561
--------------------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------------------
Avalonbay Communities, Inc.                      55,000    $     2,568,500
Catellus Development Corp.(1)                   415,722          8,489,043
Equity Office Properties Trust                    2,812             84,641
Jones Lang Lasalle, Inc.(1)                     154,567          3,817,805
Plum Creek Timber Co., Inc.                     417,984         12,832,109
Rouse Co. (The)                                  14,352            473,616
Trammell Crow Co.(1)                            876,098         12,659,616
--------------------------------------------------------------------------
                                                           $    40,925,330
--------------------------------------------------------------------------
Road and Rail -- 0.2%
--------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.              218,687    $     6,560,610
CSX Corp.                                        36,496          1,279,185
Florida East Coast Industries, Inc.             122,888          3,109,066
Heartland Express, Inc.(1)                      399,476          9,559,461
Kansas City Southern Industrials,
Inc.(1)                                          15,215            258,655
Norfolk Southern Corp.                              390              9,118
Union Pacific Corp.                              92,156          5,831,632
--------------------------------------------------------------------------
                                                           $    26,607,727
--------------------------------------------------------------------------
Semiconductor Equipment and Products -- 2.0%
--------------------------------------------------------------------------
Agere Systems, Inc.(1)                           10,078    $        14,109
Agere Systems, Inc., Class B(1)                 247,370            371,055
Altera Corp.(1)                                  80,516          1,095,018
Analog Devices, Inc.(1)                       1,703,380         50,590,386
Applied Materials, Inc.(1)                      178,424          3,393,624
Broadcom Corp., Class A(1)                      234,000          4,104,360
Conexant Systems(1)                             260,075            421,322
Cypress Semiconductor Corporation(1)            227,742          3,457,124
Intel Corp.                                   7,080,999        129,369,852
Intel Corp.(2)(3)                               500,000          9,130,433
Intel Corp.(3)                                  250,000          4,562,362
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Semiconductor Equipment and Products (continued)
--------------------------------------------------------------------------
KLA-Tencor Corp.(1)                             101,498    $     4,464,897
KLA-Tencor Corp.(1)(3)                           35,000          1,537,674
Lam Research Corp.(1)                           151,152          2,717,713
Linear Technologies Corp.                       251,256          7,896,976
LSI Logic Corp.(1)                              132,810          1,162,088
Maxim Integrated Products Co.(1)                274,351         10,515,874
Mykrolis Corp.(1)                                68,655            810,816
Skyworks Solutions, Inc.(1)                     151,361            840,055
SpeedFam-IPEC, Inc.(1)                          221,000          1,158,040
Teradyne, Inc.(1)                                27,996            657,906
Texas Instruments, Inc.                       3,631,242         86,060,435
Ultratech Stepper, Inc.(1)                      118,599          1,920,118
Xilinx, Inc.(1)                                  68,518          1,536,859
--------------------------------------------------------------------------
                                                           $   327,789,096
--------------------------------------------------------------------------
Software -- 2.1%
--------------------------------------------------------------------------
Adobe Systems, Inc.                             231,936    $     6,610,176
Ascential Software Corp.(1)                       6,127             17,094
BMC Software, Inc.(1)                            35,000            581,000
Cadence Design Systems, Inc.(1)                 956,000         15,410,720
Cognos, Inc.(1)                                  77,000          1,708,630
Computer Associates International, Inc.          32,395            514,757
Compuware Corp.(1)                              153,744            933,226
Fair, Isaac and Co., Inc.                       537,363         17,663,122
Henry (Jack) & Associates                       201,006          3,354,790
HNC Software, Inc.(1)                           412,994          6,897,000
I2 Technologies, Inc.(1)                        233,752            345,953
Intuit, Inc.(1)                               2,257,278        112,231,862
Microsoft Corp.(1)                            2,329,255        127,410,249
National Instruments Corp.(1)                   466,603         15,192,594
Oracle Corp.(1)                                 785,055          7,434,471
Parametric Technology Corp.(1)                   94,600            324,478
PeopleSoft, Inc.(1)                             414,478          6,167,433
Reynolds & Reynolds, Inc., Class A              451,043         12,606,652
Siebel Systems, Inc.(1)                       1,216,472         17,298,232
Veritas Software Corp.(1)                        88,142          1,744,330
Wind River Systems, Inc.(1)                     111,410            558,164
--------------------------------------------------------------------------
                                                           $   355,004,933
--------------------------------------------------------------------------
Specialty Retail -- 4.8%
--------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)              10,900    $       262,908

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Specialty Retail (continued)
--------------------------------------------------------------------------
AutoNation, Inc.(1)                           4,553,957    $    66,032,377
Best Buy Co., Inc.(1)                           683,610         24,815,043
Burlington Coat Factory Warehouse Corp.         628,228         13,349,845
Circuit City Stores-Circuit City Group          216,000          4,050,000
Gap, Inc. (The)                                  21,812            309,730
Home Depot, Inc. (The)                        5,764,332        211,723,914
Limited, Inc. (The)                           1,002,748         21,358,532
Lowe's Companies                              5,742,549        260,711,725
Office Depot, Inc.(1)                           270,021          4,536,353
OfficeMax, Inc.(1)                              912,117          5,372,369
Payless Shoesource, Inc.(1)                       7,700            443,905
Pep Boys - Manny, Moe & Jack (The)               97,976          1,650,896
Pier 1 Imports, Inc.                            300,000          6,300,000
RadioShack Corporation                          643,906         19,355,814
Sherwin-Williams Co. (The)                       80,069          2,396,465
Staples, Inc.(1)                              4,692,500         92,442,250
Tiffany and Co.                                  88,000          3,097,600
TJX Companies, Inc. (The)                     2,000,000         39,220,000
Too, Inc.(1)                                     39,087          1,203,880
United Rentals, Inc.(1)                         483,278         10,535,460
--------------------------------------------------------------------------
                                                           $   789,169,066
--------------------------------------------------------------------------
Textiles, Apparel and Luxury Goods -- 0.1%
--------------------------------------------------------------------------
Coach, Inc.(1)                                   91,430    $     5,019,507
Nike Inc., Class B                               53,322          2,860,725
Unifi, Inc.(1)                                   51,208            558,167
--------------------------------------------------------------------------
                                                           $     8,438,399
--------------------------------------------------------------------------
Tobacco -- 0.1%
--------------------------------------------------------------------------
Philip Morris Co., Inc.                         451,381    $    19,716,322
UST, Inc.                                           439             14,926
--------------------------------------------------------------------------
                                                           $    19,731,248
--------------------------------------------------------------------------
Trading Companies and Distributors -- 0.1%
--------------------------------------------------------------------------
Genuine Parts Co.                               326,715    $    11,392,552
--------------------------------------------------------------------------
                                                           $    11,392,552
--------------------------------------------------------------------------
Water Utilities -- 0.0%
--------------------------------------------------------------------------
American Water Works Co.                         76,604    $     3,310,059
--------------------------------------------------------------------------
                                                           $     3,310,059
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
--------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)               1,585,057    $     9,272,583
Nextel Communications, Inc., Class A(1)         104,704            336,100
Sprint Corp., PCS Group(1)                       19,754             88,300
Telephone & Data Systems, Inc.                   84,707          5,129,009
Vodafone Group PLC ADR                           48,687            664,578
--------------------------------------------------------------------------
                                                           $    15,490,570
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $15,254,625,189)                       $16,382,673,620
--------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Gas Utilities -- 0.0%
--------------------------------------------------------------------------
Enron Corp.(1)(2)(3)                              3,663    $        10,600
Enron Corp.(1)                                    7,387             21,380
--------------------------------------------------------------------------
                                                           $        31,980
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $16,637,836)                           $        31,980
--------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Wachovia Corp. (Dividend Equalization
Preferred Shares)(1)(2)                         166,518    $        58,281
--------------------------------------------------------------------------
                                                           $        58,281
--------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                               $        58,281
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Bank United Corp. (Litigation Contingent
Payment Rights)(1)                              102,072    $         9,186
--------------------------------------------------------------------------
                                                           $         9,186
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Seagate Technology, Inc. (Tax
Refund Rights)(1)                               197,392    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Total Rights
   (identified cost $50,596)                               $         9,186
--------------------------------------------------------------------------

COMMERCIAL PAPER -- 0.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
American Express Credit Corp., 1.75%,
7/10/02                                    $     25,936    $    25,924,653
CXC Inc., 1.97%, 7/1/02                           3,650          3,650,000
Household Finance Corp., 1.75%, 7/15/02          25,936         25,918,349
--------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $55,493,002)                        $    55,493,002
--------------------------------------------------------------------------
Total Investments -- 99.5%
   (identified cost $15,326,846,030)                       $16,438,266,069
--------------------------------------------------------------------------

SECURITIES SOLD SHORT -- -0.2%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Kinder Morgan, Inc.                           1,000,000    $   (38,020,000)
--------------------------------------------------------------------------
Total Securities Sold Short
   (proceeds $42,473,701)                                  $   (38,020,000)
--------------------------------------------------------------------------
Other Assets, Less Liabilities
   excluding securities sold short -- 0.8%                 $   124,962,884
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $16,525,208,953
--------------------------------------------------------------------------

 ADR American Depositary Receipt

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding two years. At June 30, 2002, the value of these securities totaled $57,198,695 or 0.3% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2002
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $15,326,846,030)     $16,438,266,069
Cash                                            1,114,943
Deposits with brokers for securities
   sold short                                  42,473,701
Receivable for investments sold               195,607,147
Dividends and interest receivable              18,531,823
Tax reclaim receivable                            414,990
Other assets                                      102,422
---------------------------------------------------------
TOTAL ASSETS                              $16,696,511,095
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $   132,919,726
Securities sold short, at value
   (proceeds received $42,473,701)             38,020,000
Payable for dividends on securities sold
   short                                           50,000
Payable to affiliate for Trustees' fees             7,441
Accrued expenses                                  304,975
---------------------------------------------------------
TOTAL LIABILITIES                         $   171,302,142
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $16,525,208,953
---------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $15,409,283,204
Net unrealized appreciation (computed on
   the basis of identified cost)            1,115,925,749
---------------------------------------------------------
TOTAL                                     $16,525,208,953
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2002
Investment Income
---------------------------------------------------------
Dividends (net of foreign taxes,
   $1,232,523)                            $   101,932,385
Interest                                        2,856,932
---------------------------------------------------------
TOTAL INVESTMENT INCOME                   $   104,789,317
---------------------------------------------------------

Expenses
---------------------------------------------------------
Investment adviser fee                    $    38,983,369
Trustees' fees and expenses                        14,643
Custodian fee                                   1,037,269
Dividends on securities sold short                 50,000
Legal and accounting services                      49,805
Miscellaneous                                      97,767
---------------------------------------------------------
TOTAL EXPENSES                            $    40,232,853
---------------------------------------------------------

NET INVESTMENT INCOME                     $    64,556,464
---------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (198,384,045)
   Foreign currency transactions                   (4,554)
---------------------------------------------------------
NET REALIZED LOSS                         $  (198,388,599)
---------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(1,925,553,018)
   Securities sold short                        4,453,701
   Foreign currency                                51,489
---------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(1,921,047,828)
---------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,119,436,427)
---------------------------------------------------------

NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $(2,054,879,963)
---------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2002      YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      64,556,464  $     113,393,699
   Net realized loss                           (198,388,599)      (360,120,300)
   Net change in unrealized appreciation
      (depreciation)                         (1,921,047,828)    (1,605,211,090)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $  (2,054,879,963) $  (1,851,937,691)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $   1,424,365,533  $   3,921,075,957
   Withdrawals                               (1,180,141,597)    (2,118,342,171)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     244,223,936  $   1,802,733,786
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $  (1,810,656,027) $     (49,203,905)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  18,335,864,980  $  18,385,068,885
------------------------------------------------------------------------------
AT END OF PERIOD                          $  16,525,208,953  $  18,335,864,980
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2002       --------------------------------------------------------
                                  (UNAUDITED)               2001                2000                1999
--------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily net
   assets):
   Expenses                                 0.45%(2)             0.45%               0.45%               0.46%
   Net investment income                    0.72%(2)             0.64%               0.67%               0.72%
Portfolio Turnover                            13%                  18%                 13%                 11%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                           (10.94)%              (9.67)%                --                  --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                $   16,525,209      $    18,335,865     $    18,385,069     $    15,114,649
--------------------------------------------------------------------------------------------------------------

                                                                  YEAR ENDED OCTOBER 31,
                                PERIOD ENDED                ----------------------------------
                                DECEMBER 31, 1998(1)             1998               1997
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of ave
   assets):
   Expenses                                    0.48%(2)               0.50%               0.56%
   Net investment income                       0.72%(2)               0.78%               0.81%
Portfolio Turnover                                3%                    12%                 14%
------------------------------
TOTAL RETURN(3)                                  --                     --                  --
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $     8,704,859         $    6,985,678     $     2,871,446
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2002 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2002, the adviser fee was 0.44% (annualized) of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2002, purchases and sales of investments, other than short-term obligations, aggregated $2,287,175,308 and $2,293,751,837, respectively. In addition, investments having an aggregate market value of $388,272,816 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2002, investors contributed securities with a value of $620,404,330.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2002 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 6,044,956,724
    ---------------------------------------------------------
    Gross unrealized appreciation             $10,455,054,904
    Gross unrealized depreciation                 (61,745,559)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $10,393,309,345
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2002.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2002

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2002.

7 Restricted Securities
-------------------------------------------
   At June 30, 2002, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION   SHARES      COST      FAIR VALUE
    -----------------------------------------------------------------------------------------
    COMMON STOCKS
    -----------------------------------------------------------------------------------------
    Biomet, Inc.                                 7/26/01     76,929  $ 2,500,038  $ 2,086,019
    Dollar Tree Stores, Inc.                     3/19/02     30,000    1,001,995    1,180,970
    Dollar Tree Stores, Inc.                     5/22/02      5,000      192,081      196,797
    Dynegy, Inc.                                11/29/00     63,525    3,108,056      457,255
    Entercom Communications Corp.                5/22/02    200,000   10,415,398    9,168,219
    Fedex Corporation                            7/26/01     75,000    3,041,321    4,004,433
    Fifth Third Bancorp                          7/26/01     81,626    5,000,057    5,439,602
    First Midwest Bancorp, Inc.                  7/26/01    176,056    4,429,075    4,890,143
    Genzyme Corp. - General Division             7/26/01      9,605      500,049      184,774
    GreenPoint Financial Corp.                   3/19/02    100,000    4,536,185    4,904,476
    Intel Corp.                                  10/4/01    500,000   10,599,077    9,130,432
    Intel Corp.                                  3/19/02    250,000    7,893,142    4,562,362
    KLA-Tencor Corp.                             5/22/02     35,000    2,046,381    1,537,674
    MBNA Corporation                            12/18/01    113,797    3,762,173    3,759,880
    Raymond James Financial, Inc.               12/18/01     70,000    2,322,612    1,991,106
    Schwab (Charles) & Co.                      12/18/01    133,650    2,027,823    1,495,533
    Wal-Mart Stores, Inc.                       12/18/01     40,000    2,229,979    2,198,420
    -----------------------------------------------------------------------------------------
                                                                     $65,605,442  $57,188,095
    -----------------------------------------------------------------------------------------
    CONVERTIBLE PREFERRED STOCKS
    -----------------------------------------------------------------------------------------
    Enron Corp.                                  7/26/01      3,663  $ 4,489,010  $    10,600
    -----------------------------------------------------------------------------------------
                                                                     $ 4,489,010  $    10,600
    -----------------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED GROWTH FUND 1.0 AS OF JUNE 30, 2002

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED GROWTH FUND 1.0

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management, Co., Inc.

Jack L. Treynor
Investment Adviser and Consultant

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
President, Unicorn Corporation
Chairman, Hellman, Jordan Management, Co., Inc.

Jack L. Treynor
Investment Adviser and Consultant

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INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.0
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122




                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122




EATON VANCE TAX-MANAGED GROWTH FUND 1.0
THE EATON VANCE BUILDING
255 State Street
Boston, MA 02109




157-8/02                                                                   TGSRC